Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2013
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

Note 23 — Subsequent Event

On November 5, 2013, the Company entered into a definitive agreement to acquire substantially all the assets of Celcite Management Solutions LLC (“Celcite”), for approximately $129,000 in cash, subject to customary closing conditions. Additional consideration may be paid later based on the achievement of agreed performance metrics. Celcite is a leading provider of network management solutions. The transaction is expected to close towards the end of the first quarter of fiscal 2014, or in the beginning of the second quarter of fiscal 2014.

VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

	Accounts Receivable Allowances		Valuation Allowances on Net Deferred Tax Assets
Balance as of October 1, 2010	$11,428		$106,743
Charged to costs and expenses	7,602		24,372	(1)
Charged to other accounts	3,620	(3)	16,685	(2)
Deductions	(7,084)		(9,964	)(4)

Balance as of September 30, 2011	15,566		137,836
Charged to costs and expenses	4,498		23,708	(5)
Charged to other accounts	1,659	(3)	—
Deductions	(5,159)		(44,533	)(6)

Balance as of September 30, 2012	16,564		117,011
Charged to costs and expenses	5,851		23,199	(7)
Charged to other accounts	1,176	(9)	2,552	(8)
Deductions	(3,256)		(15,560	)(10)

Balance as of September 30, 2013	$20,335		$127,202

(1)	Valuation allowances on deferred tax assets incurred during fiscal 2011.

(2)	Includes valuation allowances on deferred tax assets incurred in connection with an immaterial acquisition in fiscal 2011.

(3)	$1,488 and $640 were related to an immaterial acquisition in fiscal 2011 and were charged to other accounts during fiscal 2011 and 2012, respectively.

(4)	$4,060 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(5)	Valuation allowances on deferred tax assets incurred during fiscal 2012.

(6)	$38,268 of valuation allowances on deferred tax assets were written off against the related deferred tax assets which expired unused, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(7)	Valuation allowances on deferred tax assets incurred during fiscal 2013.

(8)	Includes valuation allowances on deferred tax assets incurred in connection with an immaterial acquisition in fiscal 2013.

(9)	$109 was related to an immaterial acquisition in fiscal 2013 and was charged to other accounts during fiscal 2013.

(10)	$7,707 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released primarily to earnings.